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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

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                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2008

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
 Check here if Amendment [_];     Amendment Number: _________________
 This Amendment (Check only one)                [_] is a restatement.
                                                [_] adds new holdings entries.
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Institutional Manager Filing this Report:

Name:     PLAINS CAPITAL CORPORATION
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Address:  2911 Turtle Creek Blvd,
          Suite 700
          Dallas, TX 75219
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                        Form 13F File Number: 28-12708

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey L. Isom
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Title:  Chief Financial Officer
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Phone:  214.252.4010
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Signature, Place and Date of Signing:

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     /s/ JEFFREY L. ISOM                                         Dallas, TX              February 10, 2009
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Report Type (Check only one.):

[_]13F HOLDINGS REPORT

[X]13F NOTICE

[_]13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number              Name

     28-06796         Hester Capital Management LLC
     _________        ______________________________

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